SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Extractive Industries [Abstract]
Beginning Balance	$ 1,338,987	$ 1,427,486	$ 1,427,486	$ 1,999,817	$ 2,911,730
Additional capitalization	1,141,540		566,244	245,202	166,871
Depletion	(266,470)	$ (265,625)	(654,743)	(817,533)	(1,078,784)
Ending Balance	$ 2,214,057		$ 1,338,987	$ 1,427,486	$ 1,999,817